Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Finite Lived Intangible Assets
WACC taken into account for impairment calculations	7.00%
Amortization method	straight line basis
Goodwill impairment loss	$ 0